Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.32%
Communication Services - 4.83%
Ballantyne Strong, Inc.* 175,000 $ 537,250
Beasley Broadcast Group,
Inc., Class A* 24,625 65,502
Cinedigm Corp.,
Class A*+ 520,000 1,305,200
comScore, Inc.* 314,100 1,224,990
Cumulus Media, Inc.,
Class A* 94,400 1,156,400
DallasNews Corp. 20,918 145,380
DHI Group, Inc.* 190,600 907,256
Emerald Holding, Inc.* 190,000 824,600
Entravision
Communications Corp.,
Class A 63,000 447,300
Fluent, Inc.* 119,100 270,357
Gaia, Inc.* 88,400 838,032
Hemisphere Media Group,
Inc.* 20,000 243,600
IDT Corp., Class B* 30,557 1,281,866
Lee Enterprises, Inc.* 15,600 353,184
Marchex, Inc., Class B* 182,400 544,464
Marcus Corp. (The)*+ 25,000 436,250
NII Holdings, Inc.,
Escrow*
∆
# 287,700 71,925
Saga Communications,
Inc., Class A 22,216 505,414
Salem Media Group, Inc.* 104,000 385,840
Spok Holdings, Inc. 60,000 613,200
Townsquare Media, Inc.,
Class A* 67,400 880,918
Travelzoo* 79,943 927,339
Zedge, Inc., Class B* 39,919 533,318
14,499,585
Consumer Discretionary - 8.43%
AMCON Distributing Co. 2,500 372,450
American Outdoor Brands,
Inc.* 10,600 260,336
Ark Restaurants Corp.* 14,500 224,750
Aspen Group, Inc.*+ 85,000 473,450
Bassett Furniture
Industries, Inc. 35,044 634,647
BBQ Holdings, Inc.* 29,838 450,255
Blue Apron Holdings, Inc.,
Class A*+ 50,500 371,175
Build-A-Bear Workshop,
Inc.* 57,900 980,826
BurgerFi International,
Inc.*+ 35,000 303,100
Canterbury Park Holding
Corp.* 11,689 193,921
Cato Corp. (The), Class A 70,761 1,170,387
Industry Company Shares Value
Consumer Discretionary (continued)
Chico's FAS, Inc.* 70,200 $ 315,198
Culp, Inc. 24,000 309,120
Delta Apparel, Inc.* 30,188 824,434
Dixie Group, Inc. (The)* 95,000 461,700
Dover Motorsports, Inc. 168,396 407,518
Drive Shack, Inc.*+ 200,000 562,000
Educational Development
Corp. 36,100 351,975
Emerson Radio Corp.* 102,100 115,128
Envela Corp.*+ 112,400 467,584
Ever-Glory International
Group, Inc.* 55,000 152,900
Express, Inc.*+ 60,000 283,200
Flanigan's Enterprises,
Inc.*+ 1,000 26,680
Flexsteel Industries, Inc. 33,200 1,025,216
Greenlane Holdings, Inc.,
Class A* 140,000 331,800
Hamilton Beach Brands
Holding Co., Class A 47,400 742,758
Horizon Global Corp.* 94,200 662,226
J. Jill, Inc.* 39,200 681,296
JAKKS Pacific, Inc.* 21,870 259,816
Kura Sushi USA, Inc.,
Class A* 30,000 1,310,400
Lakeland Industries, Inc.*+ 17,357 364,497
Lincoln Educational
Services Corp.* 160,505 1,073,778
Luby's, Inc.* 71,600 299,288
Nathan's Famous, Inc. 4,600 281,382
PARTS iD, Inc.*+ 181,034 939,567
PlayAGS, Inc.* 128,300 1,011,004
Potbelly Corp.* 99,000 671,220
StoneMor, Inc.* 139,662 344,965
Strattec Security Corp.* 24,200 941,380
Superior Industries
International, Inc.* 136,800 964,440
Sypris Solutions, Inc.* 109,404 390,572
Tandy Leather Factory, Inc.* 51,558 260,368
Unique Fabricating, Inc.*+ 86,000 283,800
Universal Technical
Institute, Inc.* 135,200 913,952
Vince Holding Corp.*+ 51,263 423,145
VOXX International Corp.* 11,100 127,095
Weyco Group, Inc. 38,000 861,080
Xcel Brands, Inc.* 75,000 111,750
Zovio, Inc.* 128,200 306,398
25,295,927
Consumer Staples - 2.13%
Alico, Inc. 31,100 1,064,864

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Staples (continued)
Better Choice Co., Inc.*+ 200,000 $ 742,000
Bridgford Foods Corp.*+ 6,900 82,662
Farmer Bros Co.* 94,100 791,381
Lifeway Foods, Inc.* 72,401 404,721
Mannatech, Inc. 9,600 313,728
Natural Alternatives
International, Inc.* 31,610 426,103
Natural Grocers by Vitamin
Cottage, Inc. 34,000 381,480
Oil-Dri Corp. of America 25,600 896,000
Planet Green Holdings
Corp.*+ 83,000 112,050
Rocky Mountain Chocolate
Factory, Inc.* 21,500 159,100
United-Guardian, Inc. 17,582 249,313
Village Super Market, Inc.,
Class A 35,500 769,640
6,393,042
Energy - 9.66%
Adams Resources &
Energy, Inc. 23,700 719,769
Aemetis, Inc.*+ 40,000 731,200
Altus Midstream Co.,
Class A 12,500 862,875
Amplify Energy Corp.* 257,400 1,369,368
Barnwell Industries, Inc.* 60,000 181,800
Battalion Oil Corp.*+ 56,500 549,745
Camber Energy, Inc.*+ 100,000 382,000
Centrus Energy Corp.,
Class A*+ 27,200 1,051,552
CONSOL Energy, Inc.* 20,000 520,400
Dawson Geophysical Co.* 139,345 346,969
Earthstone Energy, Inc.,
Class A* 14,600 134,320
Enservco Corp.*+ 65,000 92,950
Evolution Petroleum Corp. 135,800 771,344
Exterran Corp.* 210,400 934,176
Forum Energy
Technologies, Inc.* 32,000 721,280
FTS International, Inc.,
Class A* 46,000 1,131,600
Geospace Technologies
Corp.* 85,000 811,750
Goodrich Petroleum Corp.* 44,200 1,045,772
Gran Tierra Energy, Inc.* 1,300,000 960,570
Gulf Island Fabrication,
Inc.* 16,248 64,505
Houston American Energy
Corp.*+ 68,000 155,040
Independence Contract
Drilling, Inc.* 36,500 109,500
Industry Company Shares Value
Energy (continued)
KLX Energy Services
Holdings, Inc.*+ 36,702 $ 174,702
Laredo Petroleum, Inc.*+ 5,500 445,885
Mammoth Energy
Services, Inc.* 250,000 727,500
Mexco Energy Corp.* 8,000 83,200
MIND Technology, Inc.* 119,515 224,688
NACCO Industries, Inc.,
Class A 20,570 613,809
Natural Gas Services
Group, Inc.* 64,076 665,109
NCS Multistage Holdings,
Inc.* 11,750 344,862
New Concept Energy,
Inc.*+ 8,400 35,784
Newpark Resources, Inc.* 428,700 1,414,710
Nine Energy Service, Inc.*+ 317,700 581,391
Nuverra Environmental
Solutions, Inc.* 64,289 127,112
Oil States International,
Inc.* 210,000 1,341,900
Overseas Shipholding
Group, Inc., Class A* 313,096 651,240
PEDEVCO Corp.* 420,946 623,000
Penn Virginia Corp.*+ 10,000 266,700
PHX Minerals, Inc. 83,900 256,734
Ranger Energy Services,
Inc.* 24,700 227,240
Ring Energy, Inc.*+ 197,300 582,035
SandRidge Energy, Inc.* 166,000 2,159,660
SEACOR Marine
Holdings, Inc.* 120,805 559,327
SilverBow Resources, Inc.* 61,900 1,516,550
Smart Sand, Inc.* 190,900 467,705
Superior Drilling Products,
Inc.* 166,100 290,675
VAALCO Energy, Inc.* 324,500 954,030
28,984,033
Financials - 25.12%
1st Constitution Bancorp 40,905 968,221
AmeriServ Financial, Inc. 84,171 329,109
Ashford, Inc.* 5,000 72,750
Associated Capital Group,
Inc., Class A 10,000 374,100
Atlantic American Corp.+ 116,256 487,113
Auburn National BanCorp,
Inc. 20,355 692,070
Bank of Commerce
Holdings 94,500 1,433,565
Bank of Princeton (The) 35,766 1,074,411
Bank7 Corp. 37,910 812,411

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
BankFinancial Corp. 65,600 $ 753,088
Bankwell Financial Group,
Inc. 33,000 971,190
BayCom Corp.* 41,000 762,600
BCB Bancorp, Inc. 53,600 791,136
Blue Ridge Bankshares,
Inc.+ 41,250 725,587
C&F Financial Corp. 25,090 1,332,530
California BanCorp* 46,200 796,950
Capital Bancorp, Inc. 58,517 1,407,919
CB Financial Services, Inc. 18,700 430,661
Chemung Financial Corp. 16,298 738,299
Citizens Community
Bancorp, Inc. 78,600 1,092,540
Citizens Holding Co. 25,070 468,558
Citizens, Inc.*+ 90,000 558,900
Codorus Valley Bancorp,
Inc.+ 42,137 949,768
Cohen & Co., Inc.+ 5,000 96,600
Colony Bankcorp, Inc. 43,868 821,648
Community West
Bancshares 39,157 518,830
Conifer Holdings, Inc.* 43,000 123,840
Consumer Portfolio
Services, Inc.* 67,900 397,215
County Bancorp, Inc. 29,000 1,057,050
Eagle Bancorp Montana,
Inc. 27,521 615,645
Elevate Credit, Inc.* 160,100 661,213
ESSA Bancorp, Inc. 57,443 953,554
Evans Bancorp, Inc. 23,201 888,598
FG Financial Group, Inc.* 53,000 267,650
First Bank 87,600 1,234,284
First Business Financial
Services, Inc. 44,108 1,266,341
First Financial Northwest,
Inc. 44,770 732,885
First Guaranty Bancshares,
Inc. 27,141 544,720
First Internet Bancorp 33,516 1,045,029
First Northwest Bancorp 34,600 607,576
First United Corp. 30,592 569,011
First Western Financial,
Inc.* 33,651 975,542
GAMCO Investors, Inc.,
Class A 38,400 1,012,992
Greenhill & Co., Inc. 59,400 868,428
Guaranty Federal
Bancshares, Inc. 15,856 382,764
Hallmark Financial
Services, Inc.* 120,100 438,365
Hawthorn Bancshares, Inc. 29,799 690,145
Industry Company Shares Value
Financials (continued)
Heritage Insurance
Holdings, Inc. 132,500 $ 902,325
HMN Financial, Inc.* 23,000 537,510
Home Bancorp, Inc. 21,719 840,091
Impac Mortgage Holdings,
Inc.* 111,680 157,469
Investar Holding Corp. 67,700 1,490,754
JMP Group, LLC* 51,851 387,327
Kentucky First Federal
Bancorp 6,000 42,840
Lake Shore Bancorp, Inc. 47,150 706,779
Landmark Bancorp, Inc. 21,729 601,676
Level One Bancorp, Inc. 50,000 1,471,000
Magyar Bancorp, Inc.* 12,579 142,268
Malvern Bancorp, Inc.* 59,800 1,016,002
Manning & Napier, Inc. 60,000 547,800
Marlin Business Services
Corp. 55,300 1,229,319
Medallion Financial Corp.* 99,044 776,505
Meridian Corp. 39,000 1,118,130
Mid Penn Bancorp, Inc. 3,614 99,566
National Security Group,
Inc. (The) 2,700 28,188
Northeast Bank 30,300 1,021,716
Northrim BanCorp, Inc. 31,995 1,360,107
Norwood Financial Corp. 25,512 655,914
Ocwen Financial Corp.* 28,834 811,100
Ohio Valley Banc Corp. 20,500 559,240
OP Bancorp 45,800 469,908
Pacific Mercantile
Bancorp* 90,200 830,742
Patriot National Bancorp,
Inc.* 11,000 115,390
PCB Bancorp+ 69,700 1,387,727
PDL Community Bancorp* 43,506 631,272
Penns Woods Bancorp,
Inc. 31,066 738,128
Peoples Bancorp of North
Carolina, Inc. 22,830 648,144
Peoples Bancorp, Inc. 12,260 387,539
Peoples Financial Services
Corp. 9,500 432,915
Professional Holding
Corp., Class A* 57,000 1,071,600
Provident Financial
Holdings, Inc. 30,617 522,938
Prudential Bancorp, Inc. 38,100 581,406
Pzena Investment
Management, Inc.,
Class A 68,900 677,976
Randolph Bancorp, Inc.* 27,000 582,660

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Republic First Bancorp,
Inc.*+ 278,600 $ 858,088
Riverview Bancorp, Inc. 145,406 1,057,102
Riverview Financial Corp.* 38,700 510,066
Safeguard Scientifics,
Inc.*+ 70,000 621,600
Security National Financial
Corp., Class A* 119,386 982,547
Select Bancorp, Inc.* 62,000 1,069,500
Shore Bancshares, Inc. 43,200 765,936
Silvercrest Asset
Management Group,
Inc., Class A 57,102 889,649
Summit State Bank 33,400 661,320
Territorial Bancorp, Inc. 34,307 870,712
Timberland Bancorp, Inc. 31,500 911,925
Unico American Corp.* 54,500 185,845
Union Bankshares, Inc. 21,897 699,828
United Bancshares, Inc. 15,200 463,600
Unity Bancorp, Inc. 54,412 1,273,241
Velocity Financial, Inc.* 78,121 1,028,072
Western New England
Bancorp, Inc. 101,044 861,905
Westwood Holdings
Group, Inc. 55,000 1,045,000
WVS Financial Corp. 16,800 268,128
75,399,436
Health Care - 25.71%
AcelRx Pharmaceuticals,
Inc.*+ 450,100 459,102
Acorda Therapeutics,
Inc.*+ 41,906 192,768
Actinium Pharmaceuticals,
Inc.*+ 77,166 683,691
Adamas Pharmaceuticals,
Inc.*+ 110,000 540,100
ADMA Biologics, Inc.*+ 250,000 282,500
AgeX Therapeutics, Inc.* 165,000 155,100
AIM ImmunoTech, Inc.*+ 225,000 454,500
Alimera Sciences, Inc.* 20,000 85,000
Allena Pharmaceuticals,
Inc.* 218,600 197,221
Alpine Immune Sciences,
Inc.*+ 150,811 1,609,153
American Shared Hospital
Services* 33,700 93,012
Ampio Pharmaceuticals,
Inc.*+ 578,000 959,480
Amryt Pharma Plc* 1 12
Annovis Bio, Inc.* 22,500 714,375
Apollo Endosurgery, Inc.* 128,200 1,161,492
Industry Company Shares Value
Health Care (continued)
Applied Genetic
Technologies Corp.*+ 191,600 $ 576,716
Aprea Therapeutics, Inc.*+ 75,000 383,250
Aptinyx, Inc.* 423,400 990,756
Aquestive Therapeutics,
Inc.*+ 177,500 773,900
Aravive, Inc.* 80,725 300,297
Armata Pharmaceuticals,
Inc.*+ 113,400 410,508
Assembly Biosciences,
Inc.* 17,300 60,204
Atreca, Inc., Class A*+ 151,200 941,976
Axcella Health, Inc.* 165,009 491,727
Ayala Pharmaceuticals,
Inc.*+ 53,000 601,020
Aziyo Biologics, Inc.,
Class A* 7,900 55,853
BiomX, Inc.*+ 200,700 614,142
Cabaletta Bio, Inc.* 2,730 33,197
Calithera Biosciences, Inc.* 333,500 727,030
Calyxt, Inc.*+ 165,000 556,050
Capital Senior Living
Corp.* 5,055 178,037
CareCloud, Inc.*+ 78,163 595,602
Castlight Health, Inc.,
Class B* 599,900 941,843
cbdMD, Inc.* 278,600 579,488
Checkmate
Pharmaceuticals, Inc.* 103,800 412,086
Chimerix, Inc.* 38,600 238,934
China Pharma Holdings,
Inc.* 195,000 108,907
Cidara Therapeutics, Inc.* 118,878 266,287
Clearside Biomedical, Inc.* 316,600 1,899,600
Cogent Biosciences, Inc.*+ 39,690 333,793
Concert Pharmaceuticals,
Inc.* 138,100 451,587
CorMedix, Inc.*+ 167,800 780,270
Corvus Pharmaceuticals,
Inc.*+ 155,700 753,588
Cumberland
Pharmaceuticals, Inc.* 77,487 209,215
Curis, Inc.*+ 60,000 469,800
CynergisTek, Inc.* 70,000 126,000
Daxor Corp.* 9,400 109,792
Decibel Therapeutics,
Inc.*+ 110,228 849,858
Eiger BioPharmaceuticals,
Inc.*+ 125,000 835,000
ElectroCore, Inc.* 135,000 152,550
Electromed, Inc.*+ 27,000 292,140

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Eloxx Pharmaceuticals,
Inc.*+ 91,400 $ 148,982
Entasis Therapeutics
Holdings, Inc.*+ 110,000 367,400
Enzo Biochem, Inc.* 222,700 788,358
Equillium, Inc.*+ 104,200 710,644
Eton Pharmaceuticals,
Inc.*+ 100,500 506,520
Exagen, Inc.* 56,000 761,600
EyePoint Pharmaceuticals,
Inc.*+ 111,920 1,166,206
Gain Therapeutics, Inc.* 50,000 372,250
Galecto, Inc.* 275,000 987,250
Galera Therapeutics, Inc.*+ 110,000 891,000
GBS, Inc.*+ 100,000 252,000
Gemini Therapeutics,
Inc.*+ 165,000 666,600
GlycoMimetics, Inc.*+ 163,300 357,627
Graybug Vision, Inc.*+ 90,000 298,800
Great Elm Group, Inc.* 116,197 263,767
Gritstone bio, Inc.*+ 150,000 1,620,000
Harrow Health, Inc.* 110,400 1,003,536
Harvard Bioscience, Inc.* 182,017 1,270,479
Hookipa Pharma, Inc.* 123,800 729,182
iBio, Inc.*+ 100,000 106,000
IMARA, Inc.* 120,200 490,416
Immunic, Inc.* 118,000 1,044,300
Infinity Pharmaceuticals,
Inc.*+ 376,000 1,285,920
InspireMD, Inc.*+ 36,667 150,335
IntriCon Corp.* 33,600 610,176
Invacare Corp.*+ 210,000 999,600
IRIDEX Corp.* 74,700 572,202
IsoRay, Inc.* 274,000 172,867
Kewaunee Scientific Corp.* 13,200 174,504
Kezar Life Sciences, Inc.* 194,700 1,682,208
Lannett Co., Inc.*+ 192,000 576,000
Leap Therapeutics, Inc.*+ 237,101 950,775
Lexicon Pharmaceuticals,
Inc.*+ 335,300 1,612,793
LogicBio Therapeutics,
Inc.*+ 172,900 791,882
Longboard
Pharmaceuticals, Inc.*+ 70,000 623,700
Lumos Pharma, Inc.* 46,744 444,535
Lyra Therapeutics, Inc.*+ 65,000 594,100
Marker Therapeutics, Inc.* 282,416 477,283
Matinas BioPharma
Holdings, Inc.* 756,891 983,958
MediciNova, Inc.*+ 175,347 664,565
Merrimack
Pharmaceuticals, Inc.* 57,500 277,725
Industry Company Shares Value
Health Care (continued)
Metacrine, Inc.* 90,000 $ 308,700
Milestone Scientific, Inc.* 204,500 382,415
Minerva Neurosciences,
Inc.* 183,500 319,290
Misonix, Inc.* 4,637 117,316
Mustang Bio, Inc.* 288,400 775,796
Myomo, Inc.*+ 35,500 422,095
NanoViricides, Inc.*+ 56,839 263,733
NantHealth, Inc.* 50,000 80,500
Navidea
Biopharmaceuticals, Inc.* 102,440 179,270
Neuronetics, Inc.* 305 2,001
NextCure, Inc.* 110,000 741,400
NovaBay Pharmaceuticals,
Inc.* 155,000 99,587
Optinose, Inc.*+ 220,000 660,000
Oragenics, Inc.* 140,000 88,858
Otonomy, Inc.* 726,200 1,394,304
Ovid therapeutics, Inc.*+ 200,000 672,000
Palatin Technologies, Inc.* 831,000 368,050
PhaseBio Pharmaceuticals,
Inc.* 199,000 618,890
Pluristem Therapeutics,
Inc.*+ 120,000 318,000
Protalix BioTherapeutics,
Inc.*+ 55,100 73,283
Protara Therapeutics, Inc.* 96,500 667,780
Reneo Pharmaceuticals,
Inc.*+ 100,000 745,000
Satsuma Pharmaceuticals,
Inc.* 130,000 605,800
Savara, Inc.* 16,393 22,622
Scopus Biopharma, Inc.*+ 70,866 294,094
scPharmaceuticals, Inc.* 129,500 861,175
SCYNEXIS, Inc.*+ 74,500 394,850
Sierra Oncology, Inc.* 59,440 1,302,925
Sio Gene Therapies, Inc.* 398,300 864,311
Solid Biosciences, Inc.* 30,500 72,895
Spruce Biosciences, Inc.* 9,864 59,283
Star Equity Holdings,
Inc.*+ 31,890 86,741
SunLink Health Systems,
Inc.* 33,000 85,800
Synlogic, Inc.* 166,900 509,045
Synthetic Biologics, Inc.* 74,300 34,141
T2 Biosystems, Inc.*+ 250,000 228,800
Tela Bio, Inc.* 60,000 819,600
TFF Pharmaceuticals, Inc.* 52,000 401,440
Timber Pharmaceuticals,
Inc.*+ 105,100 95,609
Trevi Therapeutics, Inc.*+ 25,000 34,250
Tricida, Inc.* 189,300 878,352

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
UNITY Biotechnology, Inc.* 258,450 $ 775,350
Venus Concept, Inc.* 468,644 1,176,296
Viracta Therapeutics, Inc.*+ 50,000 401,000
VolitionRX, Ltd.*+ 260,000 806,000
Voyager Therapeutics, Inc.* 175,581 461,778
Xeris Pharmaceuticals,
Inc.*+ 393,000 962,850
Xtant Medical Holdings,
Inc.* 427,300 474,303
Zynerba Pharmaceuticals,
Inc.*+ 245,200 1,039,648
77,183,780
Industrials - 10.82%
Acacia Research Corp.* 168,100 1,141,399
Acme United Corp. 11,535 377,656
AeroCentury Corp.*+ 13,400 803,732
Air Industries Group* 205,000 219,350
Air T, Inc.* 17,250 476,445
Alpha Pro Tech, Ltd.*+ 38,500 259,105
ARC Document Solutions,
Inc. 167,400 493,830
Armstrong Flooring, Inc.* 141,400 442,582
Atlas Technical
Consultants, Inc.* 25,000 254,250
Ault Global Holdings,
Inc.*+ 126,128 306,491
Avalon Holdings Corp.,
Class A* 3,900 15,171
BGSF, Inc. 51,000 652,290
CECO Environmental
Corp.* 133,300 938,432
Charah Solutions, Inc.* 189,000 869,400
Chicago Rivet & Machine
Co. 8,000 214,960
Commercial Vehicle
Group, Inc.* 28,842 272,845
CompX International, Inc. 61,200 1,271,736
CPI Aerostructures, Inc.* 64,700 177,925
Eastern Co. (The)+ 21,200 533,392
Espey Mfg. & Electronics
Corp.+ 16,108 234,372
FreightCar America, Inc.*+ 80,000 362,400
GEE Group, Inc.* 77,600 36,022
Gencor Industries, Inc.* 94,700 1,051,170
GP Strategies Corp.* 71,700 1,484,190
Graham Corp. 43,000 533,200
Hill International, Inc.* 222,658 460,902
Hudson Global, Inc.* 10,942 173,978
Hurco Cos., Inc. 23,000 741,980
Industry Company Shares Value
Industrials (continued)
India Globalization Capital,
Inc.*+ 139,000 $ 205,720
Innovate Corp.*+ 291,392 1,194,707
Innovative Solutions &
Support, Inc. 93,100 665,665
L B Foster Co., Class A* 51,700 800,833
LS Starrett Co. (The),
Class A* 36,400 454,636
LSI Industries, Inc. 135,607 1,050,954
Mastech Digital, Inc.* 57,200 972,972
Mayville Engineering Co.,
Inc.* 15,258 286,851
Mesa Air Group, Inc.* 40,000 306,400
Mistras Group, Inc.* 132,300 1,344,168
Ocean Power
Technologies, Inc.* 25,000 58,000
Orion Group Holdings,
Inc.* 150,000 816,000
P&F Industries, Inc.,
Class A* 10,500 69,615
Park Aerospace Corp. 60,000 820,800
Patriot Transportation
Holding, Inc. 19,871 235,869
Performant Financial Corp.* 258,300 1,022,868
Perma-Pipe International
Holdings, Inc.* 71,600 555,616
Quad/Graphics, Inc.* 141,169 599,968
RCM Technologies, Inc.* 38,342 233,119
Servotronics, Inc.* 16,653 193,341
SIFCO Industries, Inc.* 26,024 223,806
Team, Inc.* 207,600 624,876
Twin Disc, Inc.* 58,100 619,346
Ultralife Corp.* 52,400 370,468
USA Truck, Inc.* 40,300 615,784
Vidler Water Resouces,
Inc.* 65,000 739,700
Virco Mfg. Corp.* 25,800 89,010
Volt Information Sciences,
Inc.* 109,900 390,145
Westwater Resources,
Inc.*+ 201,500 721,370
Williams Industrial
Services Group, Inc.* 35,000 149,338
Willis Lease Finance
Corp.* 23,100 859,089
Yellow Corp.* 70,655 399,201
32,489,440
Information Technology - 8.15%
ADDvantage Technologies
Group, Inc.*+ 75,000 177,000

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
ALJ Regional Holdings,
Inc.* 225,000 $ 238,500
Amtech Systems, Inc.* 84,000 960,120
Applied Optoelectronics,
Inc.*+ 100,000 718,000
AstroNova, Inc.* 37,700 567,385
Aware, Inc.* 124,579 509,528
Bel Fuse, Inc., Class B 30,400 377,872
BK Technologies Corp. 100,217 283,113
Blonder Tongue
Laboratories, Inc.*+ 90,000 102,600
BM Technologies, Inc.*+ 60,000 534,000
Communications Systems,
Inc.*+ 77,216 667,918
Computer Task Group,
Inc.* 62,100 495,558
CSP, Inc.* 45,000 400,050
Daktronics, Inc.* 69,655 378,227
eMagin Corp.*+ 351,000 793,260
EMCORE Corp.* 63,873 477,770
Everspin Technologies,
Inc.* 68,000 440,640
Frequency Electronics,
Inc.* 70,000 728,000
GSI Technology, Inc.* 51,417 271,482
IEC Electronics Corp.* 50,350 771,866
Immersion Corp.* 115,000 786,600
Information Services
Group, Inc. 166,000 1,191,880
Innodata, Inc.* 103,955 990,691
Intellicheck, Inc.*+ 60,300 493,857
inTEST Corp.* 52,401 601,563
Intevac, Inc.* 116,000 554,480
Inuvo, Inc.* 306,000 214,169
Issuer Direct Corp.* 16,500 431,475
Key Tronic Corp.* 57,400 373,100
KVH Industries, Inc.* 58,874 566,957
LGL Group, Inc. (The)* 29,200 402,668
Marin Software, Inc.*+ 60,000 547,200
Network-1 Technologies,
Inc. 134,000 397,538
Optical Cable Corp.* 27,600 102,672
PCTEL, Inc. 70,200 436,644
Pixelworks, Inc.* 126,400 604,192
Powerfleet, Inc.* 131,400 880,380
Quantum Corp.* 94,000 486,920
RealNetworks, Inc.* 177,100 281,589
RF Industries, Ltd.* 43,230 348,866
Richardson Electronics,
Ltd. 50,311 487,514
SeaChange International,
Inc.* 225,000 238,500
Industry Company Shares Value
Information Technology (continued)
SecureWorks Corp.,
Class A*+ 9,400 $ 186,872
ServiceSource
International, Inc.* 524,917 708,638
Steel Connect, Inc.* 12,000 24,360
Synchronoss
Technologies, Inc.*+ 20,600 49,440
TESSCO Technologies,
Inc.* 45,000 251,100
TransAct Technologies,
Inc.* 44,623 620,260
Trio-Tech International* 26,800 113,096
Wayside Technology
Group, Inc. 25,758 694,693
WidePoint Corp.* 53,918 283,069
Wireless Telecom Group,
Inc.* 100,366 207,758
24,451,630
Materials - 3.72%
Advanced Emissions
Solutions, Inc.* 89,000 568,710
AgroFresh Solutions, Inc.* 286,200 618,192
Ampco-Pittsburgh Corp.* 122,000 573,400
Comstock Mining, Inc.*+ 229,000 611,430
Core Molding
Technologies, Inc.* 31,500 362,565
Flexible Solutions
International, Inc.* 60,307 217,105
Flotek Industries, Inc.* 363,100 457,506
Friedman Industries, Inc. 48,000 571,680
Golden Minerals Co.* 450,000 194,355
Gulf Resources, Inc.* 67,360 301,773
IT Tech Packaging, Inc.* 147,000 56,830
LSB Industries, Inc.* 59,000 602,390
Northern Technologies
International Corp. 39,900 608,475
Olympic Steel, Inc. 18,300 445,788
Paramount Gold Nevada
Corp.* 150,000 123,000
Ramaco Resources, Inc.* 137,500 1,692,625
Solitario Zinc Corp.* 205,000 113,775
Synalloy Corp.* 31,500 340,200
TimkenSteel Corp.* 80,014 1,046,583
Trecora Resources* 110,641 905,044
United States Antimony
Corp.* 258,500 234,175
Universal Stainless & Alloy
Products, Inc.* 49,558 513,421
11,159,022

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Real Estate - 1.44%
American Realty Investors,
Inc.*+ 17,197 $ 225,969
AMREP Corp.* 43,100 676,670
CTO Realty Growth, Inc.+ 20,600 1,107,456
Maui Land & Pineapple
Co., Inc.* 106,500 1,103,340
Stratus Properties, Inc.* 24,250 781,820
Transcontinental Realty
Investors, Inc.*+ 2,800 112,000
Trinity Place Holdings, Inc.* 156,100 305,956
4,313,211
Utilities - 0.31%
Genie Energy, Ltd.,
Class B+ 22,200 144,966
RGC Resources, Inc.+ 34,300 776,895
921,861
TOTAL COMMON STOCKS - 100.32% 301,090,967
(Cost $236,820,063)
Principal
Amount
B
Value
.
Corporate Bonds - 0.03%
Financial - 0.03%
GAMCO Investors, Inc. ++ , 4.00%,
06/15/23 76,000 75,625
TOTAL CORPORATE BONDS - 0.03% 75,625
(Cost $76,000)
.
Rights - 0.01%
Cogent Biosciences, Inc.,
CVR*
∆
# 160,000 —
Elanco Animal Health,
Inc., CVR*
∆
# 46,983 —
OncoMed
Pharmaceuticals, Inc.,
CVR*
∆
# 125,000 —
Proteostasis
Therapeutics, Inc.,
CVR*
∆
# 159,500 —
Capital Senior Living,
CVR*# 5,055 16,277
ZAGG, Inc., CVR*
∆
# 65,000 19,500
TOTAL RIGHTS - 0.01% 35,777
(Cost $32,820)
Industry Company Shares Value
.
Warrants - 0.01%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 $ 22,338
TOTAL WARRANTS - 0.01% 22,338
(Cost $14,873)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 597
597
TOTAL MONEY MARKET FUND - 0.00% 597
(Cost $597)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 8.28%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01%
24,864,208
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 8.28% 24,864,208
(Cost $24,864,208)
TOTAL INVESTMENTS
-
108.65%
$ 326,089,512
(Cost $261,808,561)
Liabilities in Excess of Other Assets - (8.65%) (25,962,552)
NET ASSETS - 100.00% $ 300,126,960
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $107,702, which is 0.04% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2021.
^ Rate disclosed as of September 30, 2021.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan at
September 30, 2021. Total loaned securities had a value of
$37,938,718, which included loaned securities with a value of
$98,735 that have been sold and are pending settlement as of
September 30, 2021. The total market value of loaned securities excluding these pending sales is $37,839,983.
++ Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
CVR - Contingent Value Right
LLC - Limited Liability Company
PLC - Public Limited Company

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 14,427,660 $ – $ 71,925 $ 14,499,585
Other Industries (a) 286,591,382 – – 286,591,382
Total Common Stocks 301,019,042 – 71,925 301,090,967
Corporate Bonds – 75,625 – 75,625
Rights – 16,277 19,500 35,777
Warrants 22,338 – – 22,338
Money Market Fund – 597 – 597
Investments Purchased With Cash Proceeds From Securities
Lending – 24,864,208 – 24,864,208
TOTAL
$301,041,380 $24,956,707 $91,425 $326,089,512
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2021 $ 615,678 $ 19,500 $ 635,178
Purchases/Issuances – – –
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized Appreciation/(Depreciation) (543,753) – (543,753)
Transfers in – – –
Transfers out – – –
Balance as of 09/30/2021 $ 71,925 $ 19,500 $ 91,425
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2021 $ (543,753) $ – $ (543,753)